CONCENTRATIONS (Details 1) - Concentration Of Accounts Receivable [Member]	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Concentration Risk [Line Items]
Concentration of accounts receivable	27.70%	44.60%
Customer One [Member]
Concentration Risk [Line Items]
Concentration of accounts receivable	27.70%
Customer Two [Member]
Concentration Risk [Line Items]
Concentration of accounts receivable		44.60%